UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 07687

Nuveen Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Strategy Balanced Allocation Fund

(fomerly known as First American Strategy Balanced Allocation Fund)

May 31, 2011

Shares	Description ▲	Value

	COMMODITY FUNDS – 2.7%

	Non-Affiliated Commodity Funds – 2.7%

250,898	iShares S&P GSCI Commodity-Indexed Trust —	$9,100,070

20,522	PowerShares DB Commodity Index Tracking Fund —	621,406
	Total Commodity Funds (cost $8,352,704)	9,721,476
	EQUITY FUNDS – 58.5%

	Affliated Equity Funds – 58.5%

510,452	Nuveen Equity Income Fund, Class I	7,253,520

359,397	Nuveen Global Infrastructure Fund, Class I	3,486,153

4,266,642	Nuveen International Select Fund, Class I	44,074,408

746,907	Nuveen Large Cap Growth Opportunities Fund, Class I —	26,970,801

1,570,333	Nuveen Large Cap Select Fund, Class I	20,869,729

988,281	Nuveen Large Cap Value Fund, Class I	16,128,741

113,671	Nuveen Mid Cap Growth Opportunities Fund, Class I —	5,555,095

215,123	Nuveen Mid Cap Value Fund, Class I	5,457,683

131,061	Nuveen Preferred Securities Fund, Class I	2,251,636

1,076,632	Nuveen Quantitative Enhanced Core Equity Fund, Class I	25,182,413

567,949	Nuveen Real Estate Securities Fund, Class I	11,705,423

301,492	Nuveen Santa Barbara International Equity Fund, Class I	9,587,433

144,557	Nuveen Small Cap Growth Opportunities Fund, Class I —	3,667,423

239,127	Nuveen Small Cap Select Fund, Class I —	3,739,939

1,167,132	Nuveen Tactical Market Opportunities Fund, Class I	12,885,133

353,029	Nuveen Tradewinds International Value Fund, Class I	9,348,198
	Total Equity Funds (cost $180,077,990)	208,163,728
	FIXED INCOME FUNDS – 37.3%

	Affiliated Fixed Income Funds – 37.3%

6,589,562	Nuveen Core Bond Fund, Class I	76,175,334

644,960	Nuveen High Yield Municipal Bond Fund, Class I	9,403,521

58,961	Nuveen Inflation Protected Securities Fund, Class I	643,261

4,273,775	Nuveen Total Return Bond Fund, Class I	46,284,987
	Total Fixed Income Funds (cost $113,312,066)	132,507,103

Shares/ Principal Amount (000)	Description ▲	Value
	SHORT-TERM INVESTMENTS – 1.6%

	Money Market Fund – 0.6%

2,021,729	First American Prime Obligations Fund, Class Z, 0.037%	$2,021,729
	U.S. Treasury Obligations – 1.0%

$3,390	U.S. Treasury Bill, 0.077%, 10/20/2011 ☐	3,388,980
	Total Short-Term Investments (cost 5,410,335)	5,410,709
	Total Investments (cost 307,153,095) – 100.1%	355,803,016
	Other Assets Less Liabilities – (0.1)% ¯	(226,013)
	Net Assets – 100.0%	$355,577,003

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Strategy Balanced Allocation Fund (continued)

May 31, 2011

Investments in Derivatives

Futures Contracts outstanding at May 31, 2011:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	Short	(44)	6/11	$(3,730,320)	$(142,054)
S&P 500	Long	83	6/11	27,885,925	821,068
S&P Mid Cap 400 E-Mini	Long	38	6/11	3,798,480	157,808
U.S. Treasury 5-Year Note	Short	(190)	9/11	(22,636,720)	(139,998)
U.S. Treasury 10-Year Note	Short	(26)	9/11	(3,187,844)	(28,095)
					$668,729

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below: In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Commodity Funds	$9,721,476	$—	$—	$9,721,476
Equity Funds	208,163,728	—	—	208,163,728
Fixed-Income Funds	132,507,103	—	—	132,507,103
Short-Term Investments	2,021,729	3,388,980	—	5,410,709
Derivatives:
Futures Contracts *	668,729	—	—	668,729
Total	$353,082,765	$3,388,980	$—	$356,471,745
*	Represents net unrealized appreciation (depreciation).

During the period ended May 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be hedge transactions for financial reporting purposes.

2	Nuveen Investments

The following table presents the fair value of all derivative instruments held by the Fund as of May 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts *	$978,876	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts *	$142,054
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts *	—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts *	168,093
Total			$978,876		$310,147
*	Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31 2011, the cost of investments (excluding investments in derivatives) was $317,341,807.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at May 31, 2011, were as follows:
Gross unrealized:
Appreciation	$48,801,722
Depreciation	(10,340,513)
Net unrealized appreciation (depreciation) of investments	$38,461,209
▲	All percentages shown in the Portfolio of Investments are based on net assets.

—	Non-income producing; issuer has not declared a dividend within the past twelve months.

The rate shown is the annualized seven-day effective yield as of May 31, 2011.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of May 31, 2011.

¯	Other Assets Less Liabilities includes the Value and/or the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Strategy Conservative Allocation Fund

(formerly known as First American Strategy Conservative Allocation Fund)

May 31, 2011

Shares	Description ▲	Value

	COMMODITY FUNDS – 1.0%

	Non-Affiliated Commodity Funds – 1.0%

25,196	iShares S&P GSCI Commodity-Indexed Trust —	$913,859
	Total Commodity Funds (cost $1,150,652)	913,859
	EQUITY FUNDS – 30.6%

	Affliated Equity Funds – 30.6%

98,786	Nuveen Equity Income Fund, Class I	1,403,743

291,432	Nuveen Global Infrastructure Fund, Class I	2,826,894

476,401	Nuveen International Select Fund, Class I	4,921,219

85,958	Nuveen Large Cap Growth Opportunities Fund, Class I —	3,103,956

204,315	Nuveen Large Cap Select Fund, Class I	2,715,351

87,564	Nuveen Large Cap Value Fund, Class I	1,429,043

19,921	Nuveen Mid Cap Growth Opportunities Fund, Class I —	973,563

35,689	Nuveen Preferred Securities Fund, Class I	613,140

135,156	Nuveen Quantitative Enhanced Core Equity Fund, Class I	3,161,295

38,675	Nuveen Real Estate Securities Fund, Class I	797,099

31,736	Nuveen Santa Barbara International Equity Fund, Class I	1,009,203

61,885	Nuveen Small Cap Select Fund, Class I —	967,875

216,853	Nuveen Tactical Market Opportunities Fund, Class I	2,394,056

37,161	Nuveen Tradewinds International Value Fund, Class I	984,021
	Total Equity Funds (cost $24,803,506)	27,300,458
	FIXED INCOME FUNDS – 66.9%

	Affiliated Fixed Income Funds – 66.9%

2,713,761	Nuveen Core Bond Fund, Class I	31,371,073

134,467	Nuveen High Yield Municipal Bond Fund, Class I	1,960,526

85,612	Nuveen Inflation Protected Securities Fund, Class I	934,026

854,009	Nuveen Intermediate Term Bond Fund, Class I	8,975,637

1,515,499	Nuveen Total Return Bond Fund, Class I	16,412,852
	Total Fixed Income Funds (cost $56,329,317)	59,654,114

Shares/ Principal Amount (000)	Description ▲	Value
	SHORT-TERM INVESTMENTS – 1.6%

	Money Market Fund – 1.1%

982,534	First American Prime Obligations Fund, Class Z, 0.037%	$982,534
	U.S. Treasury Obligations - 0.5%

$380	U.S. Treasury Bill, 0.077%, 10/20/2011 ☐	379,886
	Total Short-Term Investments (cost $1,362,378)	1,362,420
	Total Investments (cost $83,645,853) – 100.1%	89,230,851
	Other Assets Less Liabilities – (0.1%) ¯	(48,596)
	Net Assets – 100.0%	$89,182,255

4	Nuveen Investments

Investments in Derivatives

Futures Contracts outstanding at May 31, 2011:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	Short	(11)	6/11	$(932,580)	$(35,514)
S&P 500	Long	9	6/11	3,023,775	75,002
U.S. Treasury 5-Year Note	Short	(16)	9/11	(1,906,250)	(11,789)
U.S. Treasury 10-Year Note	Short	(3)	9/11	(367,828)	(3,242)
					$24,457

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below: In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Commodity Funds	$913,859	$—	$—	$913,859
Equity Funds	27,300,458	—	—	27,300,458
Fixed-Income Funds	59,654,114	—	—	59,654,114
Short-Term Investments	982,534	379,886	—	1,362,420
Derivatives:
Futures Contracts *	24,457	—	—	24,457
Total	$88,875,422	$379,886	$—	$89,255,308
*	Represents net unrealized appreciation (depreciation).

During the period ended May 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be hedge transactions for financial reporting purposes.

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Strategy Conservative Allocation Fund (continued)

May 31, 2011

The following table presents the fair value of all derivative instruments held by the Fund as of May 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts *	$75,002	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts *	$35,514
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts *	—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts *	15,031
Total			$75,002		$50,545
*	Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31 2011, the cost of investments (excluding investments in derivatives) was $86,856,483.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at May 31, 2011, were as follows:
Gross unrealized:
Appreciation	$6,105,216
Depreciation	(3,730,848)
Net unrealized appreciation (depreciation) of investments	$2,374,368
▲	All percentages shown in the Portfolio of Investments are based on net assets.

—	Non-income producing; issuer has not declared a dividend within the past twelve months.

The rate shown is the annualized seven-day effective yield as of May 31, 2011.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of May 31, 2011.

¯	Other Assets Less Liabilities includes the Value and/or the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

6	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Strategy Aggressive Growth Allocation Fund

(formerly known as First American Strategy Aggressive Growth Allocation Fund)

May 31, 2011

Shares	Description ▲	Value

	COMMODITY FUNDS – 4.9%

	Non-Affiliated Commodity Funds – 4.9%

92,157	iShares S&P GSCI Commodity-Indexed Trust —	$3,342,534

77,032	PowerShares DB Commodity Index Tracking Fund —	2,332,529
	Total Commodity Funds (cost $5,417,385)	5,675,063
	EQUITY FUNDS – 85.3%

	Affliated Equity Funds – 85.3%

204,675	Nuveen Equity Income Fund, Class I	2,908,434

2,047,403	Nuveen International Select Fund, Class I	21,149,674

384,755	Nuveen Large Cap Growth Opportunities Fund, Class I —	13,893,517

722,524	Nuveen Large Cap Select Fund, Class I	9,602,342

563,322	Nuveen Large Cap Value Fund, Class I	9,193,414

47,906	Nuveen Mid Cap Growth Opportunities Fund, Class I —	2,341,152

91,397	Nuveen Mid Cap Value Fund, Class I	2,318,754

41,778	Nuveen Preferred Securities Fund, Class I	717,749

515,952	Nuveen Quantitative Enhanced Core Equity Fund, Class I	12,068,107

238,270	Nuveen Real Estate Securities Fund, Class I	4,910,741

142,812	Nuveen Santa Barbara International Equity Fund, Class I	4,541,415

47,081	Nuveen Small Cap Growth Opportunities Fund, Class I —	1,194,454

75,416	Nuveen Small Cap Select Fund, Class I —	1,179,499

87,963	Nuveen Small Cap Value Fund, Class I —	1,129,440

593,646	Nuveen Tactical Market Opportunities Fund, Class I	6,553,854

167,224	Nuveen Tradewinds International Value Fund, Class I	4,428,094
	Total Equity Funds (cost $96,717,602)	98,130,640
	FIXED INCOME FUNDS – 7.9%

	Affiliated Fixed Income Funds – 7.9%

13,259	Nuveen Core Bond Fund, Class I	153,270

292,065	Nuveen High Yield Municipal Bond Fund, Class I	4,258,312

68	Nuveen Inflation Protected Securities Fund, Class I	740

427,523	Nuveen Total Return Bond Fund, Class I	4,630,078
	Total Fixed Income Funds (cost $8,827,114)	9,042,400

Shares/ Principal Amount (000)	Description ▲	Value
	SHORT-TERM INVESTMENTS – 1.9%

	Money Market Fund – 0.6%

729,517	First American Prime Obligations Fund, Class Z, 0.037%	$729,517
	U.S. Treasury Obligations – 1.3%

$1,494	U.S. Treasury Bill, 0.077%, 10/20/2011 ☐	1,494,550
	Total Short-Term Investments (cost $2,223,903)	2,224,067
	Total Investments (cost $113,186,004) – 100.0%	115,072,170
	Other Assets Less Liabilities – 0.0% ¯	(48,674)
	Net Assets – 100.0%	$115,023,496

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Strategy Aggressive Growth Allocation Fund (continued)

May 31, 2011

Investments in Derivatives

Futures Contracts outstanding at May 31, 2011:

Description	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
S&P 500	Long	36	6/11	$12,095,100	$358,819
S&P Mid Cap 400 E-Mini	Long	24	6/11	2,399,040	99,668
U.S. Treasury 5-Year Note	Short	(83)	9/11	(9,888,672)	(61,157)
U.S. Treasury 10-Year Note	Short	(12)	9/11	(1,471,313)	(12,967)
					$384,363

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below: In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Commodity Funds	$5,675,063	$—	$—	$5,675,063
Equity Funds	98,130,640	—	—	98,130,640
Fixed-Income Funds	9,042,400	—	—	9,042,400
Short-Term Investments	729,517	1,494,550	—	2,224,067
Derivatives:
Futures Contracts *	384,363	—	—	384,363
Total	$113,961,983	$1,494,550	$—	$115,456,533
*	Represents net unrealized appreciation (depreciation).

During the period ended May 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be hedge transactions for financial reporting purposes.

8	Nuveen Investments

The following table presents the fair value of all derivative instruments held by the Fund as of May 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts *	$458,487	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts *	$—
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts *	—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts *	74,124
Total			$458,487		$74,124
*	Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31 2011, the cost of investments (excluding investments in derivatives) was $113,919,802.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at May 31, 2011, were as follows:
Gross unrealized:
Appreciation	$4,405,019
Depreciation	(3,252,651)
Net unrealized appreciation (depreciation) of investments	$1,152,368
▲	All percentages shown in the Portfolio of Investments are based on net assets.

—	Non-income producing; issuer has not declared a dividend within the past twelve months.

The rate shown is the annualized seven-day effective yield as of May 31, 2011.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of May 31, 2011.

¯	Other Assets Less Liabilities includes the Value and/or the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Strategy Growth Allocation Fund

(formerly known as First American Strategy Growth Allocation Fund)

May 31, 2011

Shares	Description ▲	Value

	COMMODITY FUNDS – 3.7%

	Non-Affiliated Commodity Funds – 3.7%

135,210	iShares S&P GSCI Commodity-Indexed Trust —	$4,904,067

38,429	PowerShares DB Commodity Index Tracking Fund —	1,163,630
	Total Commodity Funds (cost $6,094,194)	6,067,697
	EQUITY FUNDS – 72.0%

	Affiliated Equity Funds – 72.0%

229,423	Nuveen Equity Income Fund, Class I	3,260,097

155,316	Nuveen Global Infrastructure Fund, Class I	1,506,561

2,278,910	Nuveen International Select Fund, Class I	23,541,138

433,126	Nuveen Large Cap Growth Opportunities Fund, Class I —	15,640,173

908,214	Nuveen Large Cap Select Fund, Class I	12,070,158

653,719	Nuveen Large Cap Value Fund, Class I	10,668,686

71,054	Nuveen Mid Cap Growth Opportunities Fund, Class I —	3,472,414

126,077	Nuveen Mid Cap Value Fund, Class I	3,198,568

65,410	Nuveen Preferred Securities Fund, Class I	1,123,744

639,137	Nuveen Quantitative Enhanced Core Equity Fund, Class I	14,949,424

337,722	Nuveen Real Estate Securities Fund, Class I	6,960,448

158,680	Nuveen Santa Barbara International Equity Fund, Class I	5,046,017

64,380	Nuveen Small Cap Growth Opportunities Fund, Class I —	1,633,323

103,546	Nuveen Small Cap Select Fund, Class I —	1,619,462

699,221	Nuveen Tactical Market Opportunities Fund, Class I	7,719,395

185,805	Nuveen Tradewinds International Value Fund, Class I	4,920,104
	Total Equity Funds (cost $110,055,418)	117,329,712
	FIXED INCOME FUNDS – 22.5%

	Affiliated Fixed Income Funds – 22.5%

1,549,353	Nuveen Core Bond Fund, Class I	17,910,520

351,702	Nuveen High Yield Municipal Bond Fund, Class I	5,127,814

14,923	Nuveen Inflation Protected Securities Fund, Class I	162,810

1,235,415	Nuveen Total Return Bond Fund, Class I	13,379,546
	Total Fixed Income Funds (cost $35,142,595)	36,580,690

Shares/ Principal Amount (000)	Description ▲	Value
	SHORT-TERM INVESTMENTS – 1.8%

	Money Market Fund – 0.7%

1,092,146	First American Prime Obligations Fund, Class Z, 0.037%	$1,092,146
	U.S. Treasury Obligations – 1.1%

$1,800	U.S. Treasury Bill, 0.077%, 10/20/2011 ☐	1,799,458
	Total Short-Term Investments (cost $2,891,406)	2,891,604
	Total Investments (cost $154,183,613) – 100.0%	162,869,703
	Other Assets Less Liabilities – 0.0% ¯	(18,538)
	Net Assets – 100.0%	$162,851,165

10	Nuveen Investments

Investments in Derivatives

Futures Contracts outstanding at May 31, 2011:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	Short	(20)	6/11	$(1,695,600)	$(64,570)
S&P 500	Long	46	6/11	15,454,850	442,154
S&P Mid Cap 400 E-Mini	Long	17	6/11	1,699,320	70,598
U.S. Treasury 5-Year Note	Short	(118)	9/11	(14,058,594)	(86,946)
U.S. Treasury 10-Year Note	Short	(16)	9/11	(1,961,750)	(17,289)
					$343,947

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below: In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Commodity Funds	$6,067,697	$—	$—	$6,067,697
Equity Funds	117,329,712	—	—	117,329,712
Fixed-Income Funds	36,580,690	—	—	36,580,690
Short-Term Investments	1,092,146	1,799,458	—	2,891,604
Derivatives:
Futures Contracts *	343,947	—	—	343,947
Total	$161,414,192	$1,799,458	$—	$163,213,650
*	Represents net unrealized appreciation (depreciation).

During the period ended May 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be hedge transactions for financial reporting purposes.

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Strategy Growth Allocation Fund (continued)

May 31, 2011

The following table presents the fair value of all derivative instruments held by the Fund as of May 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts *	$512,752	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts *	$64,570
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts *	—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts *	104,235
Total			$512,752		$168,805
*	Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31 2011, the cost of investments (excluding investments in derivatives) was $157,568,462.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at May 31, 2011, were as follows:
Gross unrealized:
Appreciation	$9,987,285
Depreciation	(4,686,044)
Net unrealized appreciation (depreciation) of investments	$5,301,241
▲	All percentages shown in the Portfolio of Investments are based on net assets.

—	Non-income producing; issuer has not declared a dividend within the past twelve months.

The rate shown is the annualized seven-day effective yield as of May 31, 2011.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of May 31, 2011.

¯	Other Assets Less Liabilities includes the Value and/or the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

12	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Strategy Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: July 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 29, 2011